Trust Account (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale and Held-to-Maturity, after Allowance for Credit Loss [Abstract]
Summary of Available-for-sale Securities Reconciliation
Since all of the Company’s permitted investments consist of money market fund, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Quoted Prices in Active Markets (Level 1)

Money market fund as of December 31, 2022	$441,037
Money market fund as of September 30, 2023	$785,553,621

Summary of excluding gross unrealized holding gain
The carrying value, excluding gross unr
e
alized holding gain and fair value of held
to
maturity securities on December 31, 2022, is as follows:

	Amortized Cost	Gross Holding Gain	Fair Value

U.S. Government Treasury Securities as of December 31, 2022	$759,271,905	$161,421	$759,433,326

	Amortized Cost	Gross Holding Gain	Quoted Prices in Active Markets (Level 1)

U.S. Government Treasury Securities as of December 31, 2022 (1)	$759,271,905	$161,421	$759,433,326
Money market fund	N/A	N/A	441,037

(1)	Maturity date March 23, 2023.